Amana Growth Fund
Amana Growth Fund
Investment Objective
Long-term capital growth, consistent with Islamic principles.
Fees and Expenses
This section describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.
Shareowner Fees
There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Amana Growth Fund	Growth Fund Investor Shares	Growth Fund Institutional Shares
Operating Expenses Column [Text]	AMAGX	AMIGX
Management Fees	0.79%	0.79%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	1.11%	0.86%

Example
The example below is intended to help investors compare the cost of investing in shares of the Growth Fund with the cost of investing in other mutual funds.

The example assumes an investor invests $10,000 in shares of the Growth Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's expenses would be:
Expense Example Amana Growth Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Growth Fund Investor Shares	AMAGX	113	353	612	1,352
Growth Fund Institutional Shares	AMIGX	88	274	477	1,061

Portfolio Turnover
The Growth Fund may pay transaction costs when it buys and sells securities (or "turns over" its portfolio). The Fund generally buys and sells securities through Saturna Brokerage Services, Inc., a wholly-owned subsidiary of Saturna Capital Corporation, which presently charges no commissions on portfolio trades. A higher portfolio turnover rate may indicate higher transaction costs and may result in taxable distributions. Personal income taxes, which are not reflected in annual fund operating expenses or in the example, affect your after-tax returns. During the most recent fiscal year, the Fund's portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies
The Growth Fund invests only in common stocks, including foreign stocks. Investment decisions are made in accordance with Islamic principles. Generally, Islamic principles require that investors share in profit and loss, that they receive no usury or interest, and that they do not invest in a business that is prohibited by Islamic principles. Some of the businesses not permitted are liquor, wine, casinos, pornography, insurance, gambling, pork processing, and interest-based banks or finance associations.

The Growth Fund does not make any investments that pay interest. In accordance with Islamic principles, the Fund shall not purchase conventional bonds, debentures, or other interest-paying obligations of indebtedness. Islamic principles discourage speculation, and the Fund tends to hold investments for several years.

The Growth Fund diversifies its investments across industries and companies, and generally follows a large-cap value investment style. The Fund favors companies expected to grow earnings and stock prices faster than the economy which tend to be smaller and less seasoned companies.

It is the policy of the Growth Fund, under normal circumstances, to invest at least 80% of assets in common stocks. The adviser(Saturna Capital Corporation) selects investments primarily on past earnings and revenue growth rates, and the expectation of increases in earnings and share price. The Growth Fund may invest in foreign securities.
Principal Risks of Investing
The value of Growth Fund shares rises and falls as the value of the stocks in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

The smaller and less seasoned companies that may be in the Growth Fund have a greater risk of price volatility. Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met or general market conditions weaken.

The Growth Fund's restricted ability to invest in certain market sectors, such as financial companies and fixed-income securities, limits opportunities and may increase the risk of loss during economic downturns. Because Islamic principles preclude the use of interest-paying instruments, cash reserves do not earn income.

The Growth Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the adviser's judgment, warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.
Performance
Annual Total Return
The following bar chart presents the calendar year total returns of the Growth Fund Investor shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.amanafunds.com.

Best Quarter	Q2 2003	16.19%
Worst Quarter	Q4 2008	-18.34%
The year-to-date return as of the most recent calendar quarter (which ended June 30, 2013) was 5.50%.

Average Annual Total Returns
The table below presents the average annual returns of the Growth Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad-based market index.
Periods ended December 31, 2012
Average Annual Total Returns Amana Growth Fund	Label	1 Year	5 Years	10 Years
Growth Fund Investor Shares	AMAGX	11.21%	3.33%	11.70%
Growth Fund Investor Shares Return after taxes on distributions		11.17%	3.31%	11.67%
Growth Fund Investor Shares Return after taxes on distributions and sale of Fund shares		9.53%	2.85%	10.52%
Growth Fund Institutional Shares	AMIGX
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%	7.09%

Growth Fund Institutional shares began operations on September 25, 2013 (the date of this prospectus) and do not yet have returns to report.
After-tax performance is shown only for Investor shares. After-tax returns for Institutional shares may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.